Other Long-Term Liabilities (Details) - Schedule of Valuation of the Bonus Rights Liability	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	3.99	5.04	4.51
Expected life (in years) [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	2.84	0.29	1.29
Volatility [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	116.43	177.76	94
Weighted average fair value per bonus right [Member]
Schedule of Valuation of the Bonus Rights Liability [Line Items]
Valuation of liability	0.32	0.04	0.01